ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
User traffic direction fees	¥ 477,533		¥ 384,364
Payable to financial institution partners	56,350		114,437
Accrued payroll and welfare	433,820		509,917
Payable for third-party service fee	411,419		303,932
Payable to shareholder of non-controlling interests	256,969		240,339
Operating lease liability	18,357		27,258
Accruals for purchase of property and equipment	192,353		109,018
Deferred revenue	788,981		525,763
Others	299,944		277,893
Total	¥ 2,935,726	$ 419,803	¥ 2,492,921